CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands	12 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)
Costs and expenses charged by related parties	¥ 139,026		¥ 210,963		¥ 91,912
Other comprehensive income (loss), tax | $		$ 0		$ 0		$ 0
Operating cost
Costs and expenses charged by related parties	52,034		63,444		18,777
Selling and marketing expenses
Costs and expenses charged by related parties	55,774		28,931		13,086
Research and development expenses
Costs and expenses charged by related parties	0		154		40,441
Pre-operation expenses
Costs and expenses charged by related parties	¥ 14,431		¥ 26,460		¥ 7,350